Guarantor Subsidiaries (Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction Due From To Related Party [Abstract]
Guarantor subsidiary borrowings under the senior secured credit facilities	$ 7.3	$ 7.3